Average Annual Total Returns - PROFUND VP BANKS	None OneYear	None FiveYears	None TenYears	None Inception Date	S&P 500® OneYear		S&P 500® FiveYears		S&P 500® TenYears		Dow Jones U.S. BanksSM Index OneYear		Dow Jones U.S. BanksSM Index FiveYears		Dow Jones U.S. BanksSM Index TenYears
Total	(15.21%)	6.65%	7.06%	May 01, 2002	18.40%	[1]	15.22%	[1]	13.88%	[1]	(13.43%)	[1]	8.59%	[1]	9.01%	[1]

[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index.